Notes Payable (Tables)	12 Months Ended
Dec. 31, 2022
Notes Payable [Abstract]
Schedule of notes payable
	December 31, 2022	December 31, 2021
Convertible secured debentures	$36,530,320	$—
RCB Equities #1, LLC term loan credit agreement	—	14,708,333
Contingently convertible promissory notes:
Schlumberger Technology Corp.	—	1,500,000
Transocean Inc.	—	1,500,000
Goradia Capital LLC	—	5,000,000
Material Impact Fund II, LP	—	5,000,000
In-Q-Tel, Inc.	—	250,000
Total	36,530,320	27,958,333
Less: debt discount, net	(20,608,202)	—
Less: current portion	—	(13,250,000)
Total notes payable – long-term	$15,922,118	$14,708,333